Equity Based Payments	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 7 – Equity Based Payments

The Company accounts for equity based payment accruals under authoritative guidance as set forth in the Topics of the ASC. The guidance requires all equity based payments to employees and non-employees, including grants of employee and non-employee stock options and warrants, to be recognized in the consolidated financial statements based at their fair values.

The Black-Scholes option-pricing model is used to estimate the option and warrant fair values. The option-pricing model requires a number of assumptions, of which the most significant are the stock price at the valuation date that ranged from $0.01 to $3.50 per share as well as the following assumptions:

Volatility	89% -98%
Expected Option/Warrant Term	3 years
Risk-free interest rate	.12% - .25%
Expected dividend yield	0.00%

The expected term of the options and warrants granted were estimated to be the contractual term. The expected volatility was based on an average of the volatility disclosed based upon comparable companies who had similar expected option and warrant terms. The risk-free rate was based on the one-year U.S. Treasury bond rate.

2014 Stock Incentive Plan

Effective October 1, 2014, the Company’s 2014 Stock Option and Award Plan (the “2014 Stock Incentive Plan”) was approved by its Board of Directors. Under the 2014 Stock Incentive Plan, the Board of Directors may grant options or purchase rights to purchase common stock to officers, employees, and other persons who provide services to the Company or any related company. The participants to whom awards are granted, the type of awards granted, the number of shares covered for each award, and the purchase price, conditions and other terms of each award are determined by the Board of Directors, except that the term of the options shall not exceed 10 years. A total of 2 million shares of the Company’s common stock are subject to the 2014 Stock Incentive Plan. The shares issued for the 2014 Stock Incentive Plan may be either treasury or authorized and unissued shares.

The following table summarizes the non-qualified stock option and warrant activity at December 31, 2015:

	Number of	Weighted
	Options/	Average
	Warrants	Exercise Price
Outstanding at April 1, 2015
Options	935,000	$0.100
Warrants	942,858	$0.800

Granted
Options	1,050,250	$0.100
Warrants	275,000	$3.000

Exercised
Options	-	$-
Warrants	-	$-
Cancelled
Options	-	$-
Warrants	-	$-

Outstanding at December 31, 2015
Options	1,985,250	$0.110
Warrants	1,217,858	$1.290

Exercisable at December 31, 2015
Options	1,375,542	$0.100
Warrants	1,217,858	$1.290

		Aggregate
Weighted average remaining contractual life	Life	Intrinsic Value
Options	2.72	$4,784,500
Warrants	2.65	$1,536,000

During the nine months ended December 31, 2015, the Company issued options exercisable for a total of 1,050,000 shares of restricted common stock to officers, directors and employees of the Company. The options have an exercise price of $0.10 per share and a term of 3 years. Options exercisable for 450,000 shares issued to employees and directors are fully vested. Options exercisable for 600,000 shares issued to officers, directors and an employee have vesting rates over the remaining life of the options.

The aggregate intrinsic value of outstanding securities is the amount by which the fair value of underlying (common) shares exceeds the amount paid for and the exercise price of the options and warrants issued and outstanding.

Note 9 – Equity Based Payments

The Company accounts for equity based payment accruals under authoritative guidance as set forth in the Topics of the ASC. The guidance requires all equity based payments to employees and non-employees, including grants of employee and non-employee stock options and warrants, to be recognized in the consolidated financial statements based at their fair values.

The Black-Scholes option-pricing model is used to estimate the option and warrant fair values. The option-pricing model requires a number of assumptions, of which the most significant are the stock price at the valuation date that ranged from $0.01 to $3.50 per share as well as the following assumptions:

Volatility	88.553% - 123.600%
Expected Option/Warrant Term	3 years
Risk-free interest rate	.12% - .25%
Expected dividend yield	0.00%

The expected term of the options and warrants granted were estimated to be the contractual term. The expected volatility was based on an average of the volatility disclosed based upon comparable companies who had similar expected option and warrant terms. The risk-free rate was based on the one-year U.S. Treasury bond rate.

2014 Stock Incentive Plan

Effective October 1, 2014, the Company’s 2014 Stock Option and Award Plan (the “2014 Stock Incentive Plan”) was approved by its Board of Directors. Under the 2014 Stock Incentive Plan, the Board of Directors may grant options or purchase rights to purchase common stock to officers, employees, and other persons who provide services to the Company or any related company. The participants to whom awards are granted, the type of awards granted, the number of shares covered for each award, and the purchase price, conditions and other terms of each award are determined by the Board of Directors, except that the term of the options shall not exceed 10 years. A total of 2 million shares of the Company’s common stock are subject to the 2014 Stock Incentive Plan. The shares issued for the 2014 Stock Incentive Plan may be either treasury or authorized and unissued shares. During the year ended March 31, 2015, the Company granted 35,000 options under the 2014 Stock Incentive Plan and no options expired or were exercised.

The following table summarizes the non-qualified stock option and warrant activity for the years ended March 31, 2015 and 2014:

	2015		2014
	Number of		Number of
	Options/	Weighted Average	Options/	Weighted Average
	Warrants	Exercise Price	Warrants	Exercise Price
Outstanding at beginning of year
Options	28,571	$0.010	28,571	$0.035
Warrants	-	$-	-	$-

Granted
Options	935,000	$0.100	28,571	$0.010
Warrants	942,858	$0.800	-	$-

Exercised
Options	-	$-	-	$-
Warrants	-	$-	-	$-

Cancelled
Options	(28,571)	$0.010	(28,571)	$0.035
Warrants	-	$-	-	$-

Outstanding at March 31,
Options	935,000	$0.100	28,571	$0.010
Warrants	942,858	$0.800	-	$-

Exercisable at March 31,
Options	907,917	$0.100	28,571	$0.010
Warrants	942,858	$0.800	-	$-

Weighted average remaining contractual life

		Aggregate		Aggregate
	Life	Intrinsic Value	Life	Intrinsic Value
Options	2.68	$2,258,200	9.97	$147,783
Warrants	2.82	$1,668,000	-	$-

The aggregate intrinsic value of outstanding securities is the amount by which the fair value of underlying (common) shares exceeds the amount paid for and the exercise price of the options and warrants issued and outstanding